Loans and Allowance for Loan Losses (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Loans and Allowance for Loan Losses
Loans, gross	$ 615,495	$ 603,310		$ 495,270
Deferred loan fees	(50)	(51)		(94)
Allowance for loan losses	(6,006)	(5,981)	(5,215)	(5,018)	(3,238)	(1,012)
Loans, net	609,439	597,278		490,158
Accretable discount related to loans acquired within a business combination	137	185		667
Construction and land
Loans and Allowance for Loan Losses
Loans, gross	84,030	69,966		47,643
Farmland
Loans and Allowance for Loan Losses
Loans, gross	10,156	10,528		11,656
1 - 4 family residential
Loans and Allowance for Loan Losses
Loans, gross	113,392	105,788		86,908
Multi-family residential
Loans and Allowance for Loan Losses
Loans, gross	9,540	9,964		11,862
Nonfarm nonresidential
Loans and Allowance for Loan Losses
Loans, gross	190,967	195,839		171,451
Allowance for loan losses	(1,841)	(1,890)	(1,354)	(1,726)	(1,028)
Commercial
Loans and Allowance for Loan Losses
Loans, gross	204,061	207,101		160,823
Allowance for loan losses	(2,014)	(2,092)	(2,021)	(1,585)	(947)
Consumer
Loans and Allowance for Loan Losses
Loans, gross	3,349	4,124		4,927
Allowance for loan losses	$ (53)	$ (64)	$ (66)	$ (77)	$ (53)